UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.  Reports to Stockholders.

June 30, 2016

Semi Annual Report

Victory Variable Insurance Funds

Diversified Stock Fund

www.victoryfunds.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.victoryfunds.com has what you seek. Visit us anytime. We're always open.

Table of Contents

Shareholder Letter	2
Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Supplemental Information
Trustee and Officer Information	14
Proxy Voting and Form N-Q Information	16
Expense Examples	16
Portfolio Holdings	17

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Variable Insurance Diversified Stock Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Victory Variable Insurance Funds

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.victoryfunds.com

Victory Funds Letter to Shareholders

Dear Shareholder:

The S&P 500® Index had a modest return for the six months ended June 30, 2016 as the market rebounded from the selloff experienced in January/early-February. Economic volatility is front and center, as recent data points suggest slower global growth as: the Chinese consumer fails to fill the void created by less investment spending, natural resource dependent nations continue to struggle with lower commodity prices, record monetary policy fails to stimulate demand in developed economies (e.g. Europe, Japan and Australia), and deteriorating profits in both the international markets and the domestic energy and industrial sectors pressure both investment and hiring here in the U.S. That said, these are not new narratives and the resiliency of the U.S. consumer, which is also tracking expectations, actually increases confidence that the U.S. economy is relatively advantaged over the intermediate term.

As equity investors, economic growth is often secondary to profit growth and the two often diverge. Unfortunately, the fundamental backdrop has stalled, with earnings estimate revisions consistently negative, as companies continue to grapple with challenges created by structural changes, overcapacity in the global economy and emerging political/economic headwinds (e.g., "Brexit"). The silver lining is that Fed rate hikes continue to get postponed, driving down interest rates and providing valuation support for the markets. Lower interest rates and heightened risk of recession had a corresponding impact on relative returns in the equity markets, driving significant incremental demand for defensive and yield-oriented securities.

Heightened volatility also saturated fixed income markets over the past six months as well, again pushing investors in and out of risk assets. Prior to the end of 2015 though, the Fed found enough encouraging data to end an extraordinary period in which the Federal Funds rate was held near zero for seven years. The Fed's change in policy stance is indeed a reflection of the considerable progress that has been made on the employment front. As previously stated, Fed policy makers continue to monitor future rate hike intentions due to an uncertain global growth environment. Two risks in particular were cited for "gradualism within a cautious approach overall" — China's slowing growth/transitioning economy and the uncertain outlook for commodity prices, in particular the price of oil.

International equity markets dealt with the backdrop of sharp swings in oil prices, renewed fears of China's decelerating growth, uncertainty surrounding central banking policies and 'Brexit' concerns. Investors remain uncertain of the implications of negative interest rates, as there is no historical precedent to judge its overall effectiveness. Going forward, central banks' ability to manage volatility and coordinate policy will be extremely important. Central banks across the globe have signaled a continuation of accommodative monetary policy, yet investors remain uncertain of the implications of negative interest rates, as there is no historical precedent to judge its overall effectiveness. In theory, more accommodative monetary policy should be stimulative, yet it remains unclear whether central banks have crossed a threshold and incremental gains have diminished. Aside from central bank influence, uncertainty surrounding Brexit's impact will likely continue to drive investor sentiment.

We continue to believe that the markets provide tactical challenges for investors to navigate. As we have stated in the past, we also believe that maintaining a long-term view and building a portfolio that is diversified across asset classes is an appropriate strategy for investors seeking to weather possible market turbulence.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863, or visit our website at www.victoryfunds.com. My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
Victory Funds

Victory Variable Insurance Funds  Schedule of Portfolio Investments

Diversified Stock Fund  June 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.6%):
Consumer Discretionary (10.3%):
Advance Auto Parts, Inc.	4,100	$662
Dollar Tree, Inc. (a)	8,100	764
Johnson Controls, Inc.	13,600	602
Target Corp.	10,700	747
Tiffany & Co.	2,700	164
Time Warner, Inc.	11,000	809
		3,748
Consumer Staples (12.0%):
CVS Health Corp.	12,000	1,149
Diageo PLC, ADR	3,400	384
Mead Johnson Nutrition Co.	3,600	327
Mondelez International, Inc., Class A	10,400	473
Philip Morris International, Inc.	10,900	1,109
The Coca-Cola Co.	20,600	933
		4,375
Energy (6.5%):
Hess Corp.	3,100	186
Occidental Petroleum Corp.	13,130	992
Schlumberger Ltd.	14,870	1,176
		2,354
Financials (12.8%):
American Express Co.	9,800	595
Chubb Ltd.	3,500	458
Simon Property Group, Inc.	3,100	672
The Bank of New York Mellon Corp.	22,260	865
The Goldman Sachs Group, Inc.	1,800	267
The Progressive Corp.	25,770	864
U.S. Bancorp	23,800	960
		4,681
Health Care (17.0%):
Baxter International, Inc.	14,080	637
Celgene Corp. (a)	5,700	562
Eli Lilly & Co.	4,800	378
McKesson Corp.	5,900	1,101
Medtronic PLC	15,920	1,381
Merck & Co., Inc.	14,830	854
Pfizer, Inc.	36,520	1,286
		6,199
Industrials (12.7%):
Danaher Corp.	6,930	700
Deere & Co.	4,500	365
General Electric Co.	53,400	1,681
Masco Corp.	10,210	316
Stanley Black & Decker, Inc.	2,500	278
Stericycle, Inc. (a)	5,800	604
Union Pacific Corp.	3,300	288
United Parcel Service, Inc., Class B	3,640	392
		4,624

See notes to financial statements.

Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued

Diversified Stock Fund  June 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (16.9%):
Alphabet, Inc., Class C (a)	1,647	$1,140
Apple, Inc.	15,640	1,494
Cisco Systems, Inc.	25,500	732
EMC Corp.	15,000	408
Microsoft Corp.	30,500	1,560
Visa, Inc., Class A	9,340	693
Xilinx, Inc.	3,900	180
		6,207
Materials (4.2%):
Potash Corp. of Saskatchewan, Inc.	36,700	596
Praxair, Inc.	8,300	933
		1,529
Telecommunication Services (3.2%):
Verizon Communications, Inc.	20,700	1,156
Total Common Stocks (Cost $30,660)		34,873
Investment Companies (4.0%):
Federated Treasury Obligations Fund, Institutional Shares, 0.23% (b)	1,444,576	1,445
Total Investment Companies (Cost $1,445)		1,445
Total Investments (Cost $32,105) — 99.6%		36,318
Other assets in excess of liabilities — 0.4%		138
NET ASSETS — 100.0%		$36,456

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on June 30, 2016.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

  Statement of Assets and Liabilities

Victory Variable Insurance Funds  June 30, 2016

(Amounts in Thousands, Except for Share Amounts)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $32,105)	$36,318
Dividends receivable	87
Receivable for investments sold	162
Prepaid expenses	12
Total Assets	36,579
LIABILITIES:
Payable for investments purchased	48
Payable for capital shares redeemed	10
Accrued expenses and other payables:
Investment advisory fees	9
Administration fees	3
Custodian fees	2
Transfer agent fees	7
Contract owner fees	19
12b-1 fees	7
Other accrued expenses	18
Total Liabilities	123
NET ASSETS:
Capital	29,700
Accumulated undistributed net investment income	17
Accumulated net realized gains from investments	2,526
Net unrealized appreciation on investments	4,213
Net Assets	$36,456
Shares (unlimited number of shares authorized with a par value of 0.001 per share)	2,861
Net asset value, offering price & redemption price per share	$12.74

See notes to financial statements.

  Statement of Operations

Victory Variable Insurance Funds  For the Six Months Ended June 30, 2016

(Amounts in Thousands)  (Unaudited)

Diversified Stock Fund
Investment Income:
Dividend income	$414
Total Income	414
Expenses:
Investment advisory fees	55
Administration fees	16
Contract owner fees	44
12b-1 fees	46
Custodian fees	3
Transfer agent fees	1
Trustees' fees	2
Chief Compliance Officer fees	— (a)
Legal and audit fees	21
Insurance fees	13
Other expenses	6
Total Expenses	207
Net Investment Income	207
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized losses from securities transactions	(225)
Net change in unrealized appreciation/depreciation on investments	166
Net realized/unrealized losses on investments	(59)
Change in net assets resulting from operations	$148

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Variable Insurance Funds   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended June 30, 2016	Year Ended December 31, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$207	$245
Net realized gains (losses) from investment transactions	(225)	2,867
Change in unrealized appreciation/depreciation on investments	166	(4,480)
Change in net assets resulting from operations	148	(1,368)
Distributions to Shareholders:
From net investment income	(192)	(243)
From net realized gains on investments	—	(4,924)
Change in net assets resulting from distributions to shareholders	(192)	(5,167)
Change in net assets resulting from capital transactions	(1,941)	(3,548)
Change in net assets	(1,985)	(10,083)
Net Assets:
Beginning of period	38,441	48,524
End of period	$36,456	$38,441
Accumulated undistributed net investment income	$17	$2
Capital Transactions:
Proceeds from shares issued	$997	$1,859
Dividends reinvested	192	5,167
Cost of shares redeemed	(3,130)	(10,574)
Change in net assets resulting from capital transactions	$(1,941)	$(3,548)
Share Transactions:
Issued	82	125
Reinvested	15	397
Redeemed	(252)	(708)
Change in Shares	(155)	(186)

See notes to financial statements.

Victory Variable Insurance Funds  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$12.75	$15.15	$13.87	$10.42	$9.05	$9.78
Investment Activities:
Net investment income	0.07	0.09	0.13	0.08	0.10	0.06
Net realized and unrealized gains (losses) on investments	(0.01)	(0.53)	1.28	3.45	1.37	(0.73)
Total from Investment Activities	0.06	(0.44)	1.41	3.53	1.47	(0.67)
Distributions to Shareholders:
Net investment income	(0.07)	(0.09)	(0.13)	(0.08)	(0.10)	(0.06)
Net realized gains from investments	—	(1.87)	—	—	—	—
Total Distributions to Shareholders	(0.07)	(1.96)	(0.13)	(0.08)	(0.10)	(0.06)
Net Asset Value, End of Period	$12.74	$12.75	$15.15	$13.87	$10.42	$9.05
Total Return (a) (b)	0.45%	(3.11)%	10.20%	33.93%	16.28%	(6.83)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$36,456	$38,441	$48,524	$47,668	$33,090	$32,874
Ratio of net expenses to average net assets (c)	1.13%	1.14%	1.16%	1.16%	1.19%	1.26%
Ratio of net investment income to average net assets (c)	1.13%	0.56%	0.89%	0.67%	0.96%	0.62%
Portfolio turnover (b)	49%	78%	70%	82%	96%	80%

(a)  Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(b)  Not annualized for periods less than a year.

(c)  Annualized for periods less than a year.

See notes to financial statements.

  Notes to Financial Statements

Victory Variable Insurance Funds  June 30, 2016

(Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company, and thus follows accounting and reporting guidance for investment companies. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of nine funds. The accompanying financial statements are those of the Diversified Stock Fund (the "Fund"). The Fund offers a single class of shares: Class A Shares. Sales of shares of the Fund may only be made to separate accounts of various life insurance companies. The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy based upon the inputs used to value the underlying investments.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith under the general supervision of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Continued

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2016

(Unaudited)

A summary of the valuations as of June 30, 2016, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (in thousands):

Investment	LEVEL 1 — Quoted Prices	Total
Common Stocks	$34,873	$34,873
Investment Companies	1,445	1,445
Total	$36,318	$36,318

Significant transfers occurred between Levels 1 and 2 based on recognition dates of June 30, 2016 and December 31, 2015. The Fund has changed its policy for determining ASC 820 level for Investment Companies to consider securities priced at NAV to be a level 1.

Transfers from Level 2 to Level 1
Investment Companies	$1,445

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank (the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. Securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments as noted in the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.

Securities lending transactions are entered into by the Fund under MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

For the six months ended June 30, 2016, the Fund had no securities on loan.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31st.

Continued

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2016

(Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund jointly with an affiliated trust, are allocated among the Fund and respective funds in the affiliated trust based upon net assets or another appropriate basis.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2016 were as follows for the Fund (in thousands):

Purchases	Sales
$17,073	$18,692

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.30% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

KeyBank National Association ("KeyBank") serves as custodian for the Fund and receives custodian fees at an annualized rate of 0.005% of the aggregate average daily net assets of the Fund, plus applicable per transaction fees. The Fund reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trust and Victory Portfolios (collectively, the "Trusts"), 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS"), (formerly, SunGard Investor Services LLC) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Trust's Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.25% of the average daily net assets of the Fund. The Distributor may pay a 12b-1 fee to life insurance companies for activities primarily intended to result in the sale of Fund shares to life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies or to provide services to owners of variable annuity contracts and variable life insurance policies whose contracts or policies are funded with shares of the Fund, which services are not otherwise provided by life insurance companies and paid for with fees charged by life insurance companies. The Distributor re-allowed all except for $1,000 to life insurance companies to provide these services.

The Fund has entered into Contract Owner Administrative Services Agreements with certain contract owner servicing agents. A contract owner servicing agent performs a number of services for its customers who hold contracts offered by separate accounts that invest in the Fund, such as establishing and maintaining accounts and records, processing additional contract units attributable to Fund dividend payments, arranging for bank wires, assisting in transactions, and changing account information. For these services, Class A Shares of the Fund pay a fee at an annual rate of up to 0.25% of its average daily net assets serviced by the agent. The Fund may enter into these agreements with financial institutions that provide such services. Contract owner servicing agents may waive all or a portion of their fee. (Not all agents may provide all services listed above.)

Continued

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2016

(Unaudited)

The Adviser, Citi, or other service providers, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

5.  Risks:

An investment in the Fund's Shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's Shares. An investment in the Fund's Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Trust, Victory Portfolios, Victory Portfolios II and Victory Institutional Funds (collectively, the "Victory Trusts"), participate in a short-term, demand note "Line of Credit" agreement with Citibank, N.A. ("Citibank"). Under the agreement with Citibank, the Victory Trusts may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. For the six months ended June 30, 2016, Citibank earned approximately $25 thousand for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. There were no loans for the Fund during the six months ended June 30, 2016.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2016.

The tax character of distributions paid during the most recent tax year ended December 31, 2015 were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$1,352	$3,815	$5,167

As of the most recent tax year ended December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$134	$2,716	$3,950	$6,800

* The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended December 31, 2015 the Fund did not utilize any capital loss carryforwards.

Continued

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2016

(Unaudited)

At June 30, 2016, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows (in thousands):

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
$32,178	$4,861	$(721)	$4,140

8.  Fund Ownership:

Fund ownership of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2016, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
NYLIAC	90.9%

9.  Subsequent Events:

Effective July 29, 2016, the Trust completed the reorganization of eight portfolios of the RS Variable Products Trust into the corresponding newly-formed funds within the Trust.

The Fund has evaluated the need for additional disclosures or adjustments resulting from events subsequent through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

  Supplemental Information

Victory Variable Insurance Funds  June 30, 2016

(Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 50 portfolios in Victory Portfolios and 24 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 64	Trustee	February 2005	Consultant (since 2006).	FBR Funds (2011-2012).
Nigel D.T. Andrews, 69	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual plc (2002-2011); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 65	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	Penn Millers Holding Corporation (January 2011-November 2011).
Dennis M. Bushe, 72	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 62	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	ProCredit Holding Supervisory Board (2006-2011).
John L. Kelly, 63	Trustee	February 2015

Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Director, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 59	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 55	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 71	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Director, The Mutual Fund Directors Forum (2004-2013).

Continued

  Supplemental Information — continued

Victory Variable Insurance Funds  June 30, 2016

(Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustee.
David C. Brown, 44	Trustee	May 2008

Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-July 2013), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), the Adviser; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 54	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 47	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 42	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Christopher E. Sabato, 47	Treasurer	May 2006	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Edward J. Veilleux, 73	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 56	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 62	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011).

* On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

Continued

  Supplemental Information — continued

Victory Variable Insurance Funds  June 30, 2016

(Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16-6/30/16	Annualized Expense Ratio During Period 1/1/16-6/30/16
$1,000	$1,004.50	$5.63	1.13%

*Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16-6/30/16	Annualized Expense Ratio During Period 1/1/16-6/30/16
$1,000	$1,019.24	$5.67	1.13%

*Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Continued

  Supplemental Information — continued

Victory Variable Insurance Funds  June 30, 2016

(Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

Visit our web site at: www.victoryfunds.com	Call Victory at: 800-539-FUND (800-539-3863)

1WF-SAR 6/16

Item 2.  Code of Ethics.

Not applicable — only for annual reports.

Item 3.  Audit Committee Financial Experts.

Not applicable — only for annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	August 26, 2016

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	August 26, 2016